Significant Accounting Policies - Impairment of Long lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment of Long-lived Assets:
Impairment loss of vessels held and used		$ 415,118	$ 41,080
Vessels
Impairment of Long-lived Assets:
Impairment loss of vessels held and used	$ 0	$ 415,100	$ 39,000
Vessels | Minimum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	1 year
Vessels | Maximum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	18 years